Stock-Based Compensation (Tables)	9 Months Ended
Sep. 30, 2025
Share-Based Payment Arrangement [Abstract]
Summary of all restricted stock activity
A summary of all restricted stock activity for the period May 7, 2025 to September 30, 2025 is as follows:

	Restricted Stock	Weighted Average Grant Date Fair Value
Outstanding, May 7, 2025	—	$—
Granted	656,896	$16.04
Shares withheld for tax remittance (retired)	(234,587)	16.00
Vested	(422,309)	16.05

Nonvested at September 30, 2025	—	$—